Schedule of Assets (Held at End of Year) (Detail) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	04-3234558
EBP, Plan Number	002
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,376,169,449
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	8,220,619	[1]
Waters Corporation Stock Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	68,573,848
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	91,975,288
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,146,182,385
Investment, Identifier [Axis]: Collective trusts | American Century Funds | American Century U.S. Small Cap Value Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century U.S. Small Cap Value Equity Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 14,437,828
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Diversified International Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Diversified International Commingled Pool [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 35,813,694	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2010 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2010 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,506,481	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2015 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2015 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,103,739	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2020 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2020 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 32,210,864	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2025 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2025 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 43,005,870	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2030 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2030 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 94,369,432	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2035 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2035 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 66,514,408	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2040 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2040 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 73,035,798	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2045 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2045 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 50,525,069	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2050 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2050 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 46,999,402	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2055 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2055 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 33,913,109	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2060 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2060 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 19,176,813	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend 2065 Fund - Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2065 Fund - Class R [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,384,742	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Freedom Blend Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend Retirement Fund [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,854,234	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Growth Company Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Growth Company Commingled Pool [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 260,091,432	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Institutional Asset Management U.S. Bond Index Commingled Pool - Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Institutional Asset Management U.S. Bond Index Commingled Pool - Class D [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 56,422,959	[1]
Investment, Identifier [Axis]: Collective trusts | FMTC | Fidelity Managed Income Portfolio Class II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Managed Income Portfolio Class II [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,717,571	[1]
Investment, Identifier [Axis]: Collective trusts | Geode Capital Management Trust Company | Spartan 500 Index Pool - Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan 500 Index Pool - Class D [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 209,744,757
Investment, Identifier [Axis]: Collective trusts | Geode Capital Management Trust Company | Spartan Extended Market Index Pool - Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Extended Market Index Pool - Class D [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 48,918,284
Investment, Identifier [Axis]: Collective trusts | Geode Capital Management Trust Company | Spartan Total International Index Pool - Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Total International Index Pool - Class D [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 30,435,899
Investment, Identifier [Axis]: Mutual funds | Allspring | Allspring Special Mid Cap Value Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Special Mid Cap Value Fund – Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,037,643
Investment, Identifier [Axis]: Mutual funds | American Funds | American Funds Washington Mutual Investors Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Washington Mutual Investors Fund - Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 35,543,879
Investment, Identifier [Axis]: Mutual funds | FMTC | Fidelity Investments Money Market Government Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments Money Market Government Portfolio - Institutional Class [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 38,507,479	[1]
Investment, Identifier [Axis]: Mutual funds | MassMutual | MassMutual Mid Cap Growth Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MassMutual Mid Cap Growth Fund – Class I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,886,287
Investment, Identifier [Axis]: Self-directed brokerage assets | FMTC | Self-Directed BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Self-Directed BrokerageLink [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 61,217,309	[1]
Investment, Identifier [Axis]: Waters Corporation Stock Fund | FMTC | Waters Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Waters Corporation Common Stock [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Waters Corporation Stock Fund [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 66,671,560	[1]
Investment, Identifier [Axis]: Waters Corporation Stock Fund | Fidelity Management Trust Company (FMTC) | Interest-Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Interest-Bearing Cash [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Waters Corporation Stock Fund [Member]	[1]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,902,288	[1]
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%

[1]	Party-in-interest